QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
82.76%	COMMON STOCKS(A)
4.36%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	46,492	$28,448,920

15.13%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	108,672	28,804,600
	Netflix, Inc.(B)	304,706	28,523,529
	Tesla, Inc.(B)	108,249	41,311,066
			98,639,195

38.24%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices, Inc.(B)	155,724	55,202,601
	Apple, Inc.	104,856	28,452,676
	Broadcom, Inc.	106,674	44,528,928
	Intel Corp.(B)	306,613	28,968,796
	Micron Technology, Inc.	95,290	49,280,176
	NVIDIA Corp.	215,033	42,914,136
			249,347,313

25.03%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet Inc. Class A	126,910	48,834,968
	AppLovin Corp.(B)	63,964	28,550,331
	Microsoft Corp.	70,378	28,698,741
	Oracle Corp.	176,698	28,517,290
	Palantir Technologies Inc.(B)	205,302	28,559,561
			163,160,891

82.76%	TOTAL COMMON STOCKS
	(Cost: $322,079,378)		539,596,319

		Principal	Value
2.05%	US TREASURY BILLS
	US Treasury Bill 05/26/2026 3.494%(C)	$13,400,000	$13,366,708

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

	Principal	Value
2.05%	TOTAL US TREASURY BILLS
	(Cost: $13,366,733)	$13,366,708

84.81%	TOTAL INVESTMENTS
	(Cost: $335,446,111)	$552,963,027
15.19%	Other assets, net of liabilities	99,028,007
100.00%	NET ASSETS	$651,991,034

(A)All or a portion of the securities is held as collateral for option written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of April 30, 2026.

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written

April 30, 2026 (unaudited)

(4.66%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.66%)	CALL OPTIONS
	Advanced Micro Devices	1,448	$(51,330,152)	$280.00	05/15/2026	$(11,054,032)
	Advanced Micro Devices	67	(2,375,083)	310.00	05/15/2026	(338,350)
	Advanced Micro Devices	29	(1,028,021)	340.00	05/15/2026	(85,579)
	Advanced Micro Devices	13	(460,837)	390.00	05/15/2026	(12,480)
	Alphabet, Inc. Class A	121	(4,656,080)	360.00	05/15/2026	(338,800)
	Alphabet, Inc. Class A	1,107	(42,597,360)	370.00	05/15/2026	(2,191,860)
	Alphabet, Inc. Class A	30	(1,154,400)	380.00	05/15/2026	(39,000)
	Alphabet, Inc. Class A	11	(423,280)	420.00	05/15/2026	(1,518)
	Amazon.com, Inc.	1,071	(28,387,926)	280.00	05/15/2026	(191,709)
	Amazon.com, Inc.	15	(397,590)	285.00	05/15/2026	(1,650)
	Apple, Inc.	873	(23,688,855)	280.00	05/15/2026	(336,105)
	Apple, Inc.	137	(3,717,495)	290.00	05/15/2026	(22,742)
	Apple, Inc.	9	(244,215)	295.00	05/15/2026	(954)
	Apple, Inc.	29	(786,915)	300.00	05/15/2026	(2,117)
	AppLovin Corp.	592	(26,423,920)	480.00	05/15/2026	(1,414,880)
	AppLovin Corp.	8	(357,080)	500.00	05/15/2026	(13,920)
	AppLovin Corp.	24	(1,071,240)	520.00	05/15/2026	(30,000)
	AppLovin Corp.	9	(401,715)	530.00	05/15/2026	(9,837)
	AppLovin Corp.	6	(267,810)	540.00	05/15/2026	(5,520)
	Broadcom, Inc.	964	(40,240,252)	420.00	05/15/2026	(1,335,140)
	Broadcom, Inc.	74	(3,088,982)	440.00	05/15/2026	(43,734)
	Broadcom, Inc.	9	(375,687)	460.00	05/15/2026	(2,286)
	Broadcom, Inc.	19	(793,117)	470.00	05/15/2026	(2,584)
	Intel Corp.	2,631	(24,857,688)	70.00	05/15/2026	(6,577,500)
	Intel Corp.	435	(4,109,880)	75.00	05/15/2026	(864,780)
	Meta Platforms, Inc.	454	(27,780,714)	730.00	05/15/2026	(29,510)
	Meta Platforms, Inc.	10	(611,910)	750.00	05/15/2026	(460)
	Microsoft Corp.	625	(25,486,250)	430.00	05/15/2026	(185,000)
	Microsoft Corp.	68	(2,772,904)	460.00	05/15/2026	(3,808)
	Microsoft Corp.	10	(407,780)	480.00	05/15/2026	(290)
	Micron Technology, Inc.	122	(6,309,352)	500.00	05/15/2026	(490,440)
	Micron Technology, Inc.	806	(41,683,096)	510.00	05/15/2026	(2,821,000)
	Micron Technology, Inc.	8	(413,728)	530.00	05/15/2026	(20,680)
	Micron Technology, Inc.	9	(465,444)	540.00	05/15/2026	(19,350)

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continued

April 30, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Micron Technology, Inc.	7	$(362,012.00)	$570.00	05/15/2026	$(8,960)
	Netflix, Inc.	2,103	(19,686,183)	100.00	05/15/2026	(103,047)
	Netflix, Inc.	839	(7,853,879)	101.00	05/15/2026	(31,882)
	Netflix, Inc.	105	(982,905)	105.00	05/15/2026	(1,470)
	Nvidia Corp.	1,884	(37,598,988)	215.00	05/15/2026	(280,716)
	Nvidia Corp.	227	(4,530,239)	220.00	05/15/2026	(20,657)
	Nvidia Corp.	39	(778,323)	225.00	05/15/2026	(2,223)
	Oracle Corp.	1,600	(25,822,400)	180.00	05/15/2026	(254,400)
	Oracle Corp.	15	(242,085)	190.00	05/15/2026	(1,035)
	Oracle Corp.	20	(322,780)	195.00	05/15/2026	(1,000)
	Oracle Corp.	131	(2,114,209)	200.00	05/15/2026	(4,061)
	Palantir Technologies Inc.	1,830	(25,457,130)	150.00	05/15/2026	(732,000)
	Palantir Technologies Inc.	194	(2,698,734)	160.00	05/15/2026	(38,412)
	Palantir Technologies Inc.	29	(403,419)	170.00	05/15/2026	(2,871)
	Tesla, Inc.	1,017	(38,811,771)	410.00	05/15/2026	(401,715)
	Tesla, Inc.	9	(343,467)	420.00	05/15/2026	(2,313)
	Tesla, Inc.	56	(2,137,128)	430.00	05/15/2026	(9,632)
	TOTAL CALL OPTIONS
	(Premiums Received: $11,281,032)					(30,384,009)

(4.66%)	TOTAL OPTIONS WRITTEN
	(Premiums Received: $11,281,032)					$(30,384,009)

(A)Non-income producing

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continued

April 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Assets
Common Stocks	$539,596,319	$—	$—	$539,596,319
US Treasury Bills	—	13,366,708	—	13,366,708
	$539,596,319	$13,366,708	$—	$552,963,027

Liabilities
Call Options Written	$(30,384,009)	$—	$—	$(30,384,009)

The cost of investments for Federal income tax purposes has been estimated as of April 30, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $324,165,079, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$221,052,598
Gross unrealized depreciation	(22,638,659)
Net unrealized appreciation	$198,413,939